3. SIGNIFICANT ACCOUNTING POLICIES: Financial instruments (Policies)	12 Months Ended
Sep. 30, 2025
Policies
Financial instruments

Financial instruments

The Company recognizes an allowance using the Expected Credit Loss (“ECL”) model on financial assets classified as amortized cost. The Company has elected to use the simplified approach for measuring ECL by using a lifetime expected loss allowance for all amounts recoverable. Under this model, impairment provisions are based on credit risk characteristics and days past due. When there is no reasonable expectation of collection, financial assets classified as amortized cost are written off. Indications of credit risk arise based on failure to pay and other factors. Should objective events occur after an impairment loss is recognized, a reversal of impairment is recognized in the statement of loss and comprehensive loss.

We have assessed the classification and measurement of our financial assets and financial liabilities under IFRS 9 as follows:

IFRS 9
Financial Assets
Cash	Amortized cost
Receivables	Amortized cost

Financial Liabilities
Accounts payable and accrued liabilities	Amortized cost
Due to related parties	Amortized cost

The classification of financial assets is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial asset. Transaction costs with respect to financial instruments classified as fair value through profit or loss are recognized in the consolidated statements of comprehensive income or loss.